CONDSENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 883	$ 519,782	$ (1,000)	$ 20,248,703	$ 2,358,227	$ (284,463)	$ (11,276,490)	$ 11,565,642
Beginning balance, shares at Dec. 31, 2021		88,235	5,197,821,885	100,000
Conversion of convertible notes
Common stock issued for cash			$ 20,012		7,679,988				7,700,000
Common stock issued for cash, shares			200,121,061
Foreign currency adjustment							(219,569)		(219,569)
Net loss								(5,384,270)	(5,384,270)
Ending balance, value at Mar. 31, 2022		$ 883	$ 539,794	$ (1,000)	27,928,691	2,358,227	(504,032)	(16,660,760)	13,661,803
Ending balance, shares at Mar. 31, 2022		88,235	5,397,942,951	100,000
Beginning balance, value at Dec. 31, 2021		$ 883	$ 519,782	$ (1,000)	20,248,703	2,358,227	(284,463)	(11,276,490)	11,565,642
Beginning balance, shares at Dec. 31, 2021		88,235	5,197,821,885	100,000
Net loss									(9,569,843)
Ending balance, value at Jun. 30, 2022		$ 883	$ 559,417	$ (1,000)	32,824,942	2,358,227	(1,241,906)	(20,846,332)	13,654,232
Ending balance, shares at Jun. 30, 2022	100	88,235	5,594,116,746	100,000
Beginning balance, value at Mar. 31, 2022		$ 883	$ 539,794	$ (1,000)	27,928,691	2,358,227	(504,032)	(16,660,760)	13,661,803
Beginning balance, shares at Mar. 31, 2022		88,235	5,397,942,951	100,000
Common stock issued for cash			$ 19,250		4,696,625				4,715,875
Common stock issued for cash, shares			192,448,404
Common stock issued for TerraData acquisition			$ 373		199,627				200,000
Common stock issued for TerraData acquisition, shares			3,725,386
Stock based compensation					(1)
Stock based compensation, shares	100
Foreign currency adjustment							(737,874)		(737,874)
Net loss								(4,185,572)	(4,185,572)
Ending balance, value at Jun. 30, 2022		$ 883	$ 559,417	$ (1,000)	32,824,942	2,358,227	(1,241,906)	(20,846,332)	13,654,232
Ending balance, shares at Jun. 30, 2022	100	88,235	5,594,116,746	100,000
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ (1,000)	44,602,052	2,119,566	(1,137,902)	(46,555,334)	(328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	100,000
Common stock issued for cash, net of fees			$ 53,167		2,034,634				2,087,801
Common stock issued for cash net of fees, shares			531,671,500
Issuance of common stock for legal settlement			$ 29,700		1,960,200				1,989,900
Issuance of common stock for legal settlement, shares			297,000,000
Foreign currency adjustment							(462,345)		(462,345)
Net loss						(779,696)		(14,019,568)	(14,799,264)
Ending balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,607	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Ending balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	100,000
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ (1,000)	44,602,052	2,119,566	(1,137,902)	(46,555,334)	(328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	100,000
Net loss									(18,917,360)
Ending balance, value at Jun. 30, 2023	$ 1	$ 883	$ 745,992	$ (1,000)	49,114,351	1,308,873	(1,995,755)	(64,662,001)	(15,488,656)
Ending balance, shares at Jun. 30, 2023	100	88,235	7,459,909,231	100,000
Beginning balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,607	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Beginning balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	100,000
Common stock issued for cash			$ 20,384		517,465				537,849
Common stock issued for cash, shares			203,842,371
Foreign currency adjustment							(395,508)		(395,508)
Net loss						(30,997)		(4,087,099)	(4,118,096)
Effect of deconsolidation of Optilan UK
Ending balance, value at Jun. 30, 2023	$ 1	$ 883	$ 745,992	$ (1,000)	$ 49,114,351	$ 1,308,873	$ (1,995,755)	$ (64,662,001)	$ (15,488,656)
Ending balance, shares at Jun. 30, 2023	100	88,235	7,459,909,231	100,000